Patents and software (Tables)	12 Months Ended
Dec. 31, 2022
Patents and software
Schedule of patents and software

(amounts in thousands of euros)	Patents	Software	Total
GROSS AMOUNT
As of January 1, 2021	3,380	32	3,412
Addition	272	—	272
Disposal	—	—	—
As of December 31, 2021	3,652	32	3,684
Addition	90	—	90
Disposal	(2)	—	(2)
As of December 31, 2022	3,740	32	3,772

AMORTIZATION
As of January 1, 2021	715	24	739
Increase	180	8	188
Decrease	—	—	—
As of December 31, 2021	895	32	927
Increase	190	—	190
Decrease	—	—	—
As of December 31, 2022	1,085	32	1,117

NET BOOK VALUE
As of January 1, 2021	2,665	8	2,673
As of December 31, 2021	2,757	—	2,757
As of December 31, 2022	2,655	—	2,655